INCOME TAXES (Components of deferred tax provision (benefit)) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Deferred tax provision (benefit)	$ 966,000	$ 727,000	$ 1,570,000
Tax Depreciation Exceeding Book Depreciation [Member]
Deferred tax provision (benefit)	397,273	553,647	3,897,397
Net Operating Loss Carryforward [Member]
Deferred tax provision (benefit)	384,208	11,453	(2,247,196)
Decrease (Increase) of Rental Income Received in Advance [Member]
Deferred tax provision (benefit)	(82,775)	44,298	(50,032)
Increase (Decrease) In Unbilled Receivables [Member]
Deferred tax provision (benefit)	(94,927)	(132,736)	19,211
Deferred Revenue [Member]
Deferred tax provision (benefit)	347,083	396,667	(28,333)
Litigation Deposit Due From Contractor [Member]
Deferred tax provision (benefit)		(94,932)
Other Deferred Income Tax Expense [Member]
Deferred tax provision (benefit)	$ 15,138	$ (51,397)	$ (21,047)